Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2016
Investment in equity investees
Investment in Equity Investees
The Group’s investment in equity investees are consisted of the follows:

	Cost method	Equity method	Total
	RMB	RMB	RMB

Balance as of January 1, 2014	23,020	7,756	30,776
Additions	46,595	73,548	120,143
Share of results and other comprehensive income	-	(893)	(893)
Less: disposals and transfers	-	(8,047)	(8,047)
Foreign currency translation adjustments	83	-	83
Balance as of December 31, 2014	69,698	72,364	142,062
Additions	1,042,134	171,813	1,213,947
Share of results and other comprehensive income	-	(16,663)	(16,663)
Less: disposals and transfers	(16,000)	(44,788)	(60,788)
Foreign currency translation adjustments	3,287	913	4,200
Balance as of December 31, 2015	1,099,119	183,639	1,282,758
Additions	268,535	34,685	303,220
Share of results and other comprehensive income	-	(25,640)	(25,640)
Less: disposals and transfers	(75,675)	(6,486)	(82,161)
Less: impairment loss	(86,618)	-	(86,618)
Foreign currency translation adjustments	55,415	498	55,913
Balance as of December 31, 2016	1,260,776	186,696	1,447,472

Condensed financial information of the Company's equity investments accounted for under the equity method
The condensed financial information of the Group’s equity investments accounted for under the equity method were summarized as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Revenue	92,644	120,930	652,864
Gross profit	14,922	13,846	138,640
Loss from operations	(15,918)	(45,351)	(35,586)
Net loss	(16,182)	(45,621)	(47,855)
Net loss attributable to the equity-method investees	(16,182)	(45,621)	(36,886)

	As of December 31,
	2015	2016
	RMB	RMB

Current assets	228,696	400,179
Non-current assets	13,174	33,689
Current liabilities	82,436	208,515
Non-current liabilities	962	2,171
Noncontrolling interests	-	4,656